PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment of long lived assets and intangible assets with definite lives
Impairment of long-lived assets	¥ 0.0	¥ 0.0
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years
Supplier relationship
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years